Lines Of Business (Narrative)(Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cement Business [Member]
Segment Reporting Information [Line Items]
Depreciation and depletion	$ 7,160,000	$ 7,150,000	$ 7,400,000
Capital expenditures	6,005,443	4,162,430	2,549,023
Ready-Mixed Concrete Business [Member]
Segment Reporting Information [Line Items]
Depreciation and depletion	4,560,000	4,250,000	3,900,000
Capital expenditures	$ 2,203,112	$ 3,820,728	$ 2,920,830